LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
Supplemental cash flow information of lease

	2019	2020

Cash paid for amounts included in the measurement of lease liabilities	403	415
Right-of-use assets obtained in exchange for operating lease liabilities	497	589

Schedule Of Consolidated Balance Sheet Information To Lease [Table Text Block]

	2019	2020
Right-of-use assets	1,207	987
Current lease liabilities included within Other payables and accruals	438	409
Long-term lease liabilities	749	618

Total lease liabilities	1,187	1,027

Weighted average remaining lease term	4 years	3 years
Weighted average discount rate	4.2%	4.3%

Schedule of maturities of lease liabilities

As of December 31,2020
2021	463
2022	347
2023	197
2024	58
2025	17
Thereafter	38

Total operating lease payments	1,120
Less: imputed interest	(93)

Total	1,027